FAIR VALUE MEASUREMENT (Details 1) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other income, net	(2.2)	0
Currency Contracts [Member]
Other income, net	(2.2)	0
Commodity Swap Contracts, Pulp Hedges [Member]
Other income, net	0.1	0
Commodity Swap Contracts, Natural Gas Hedges [Member]
Other income, net	(0.1)	0